Income Tax - Schedule of Deferred Tax Assets and Liabilities Recognized (Detail) - RUB (₽) ₽ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Major components of tax expense (income) [abstract]
Deferred tax assets	₽ 3,648	₽ 5,488
Deferred tax liabilities	(13,877)	(13,506)
Deferred tax liabilities, net	₽ (10,229)	₽ (8,018)	₽ (11,398)	₽ (14,780)